Lease Liabilities (Details) - Schedule of lease liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Lease Liabilities [Abstract]
Current liability	$ 55,676	$ 51,213
Non-current liability	344,464
Total liability	$ 400,140	$ 51,213